UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	$ 171,497	$ 188,965
Vessel operating expenses	(34,631)	(37,423)
Voyage, charter hire and commission expenses, net	(2,339)	(2,376)
Administrative expenses	(11,323)	(12,865)
Depreciation and amortization	(37,746)	(38,795)
Total operating expenses	(86,039)	(91,459)
Operating income	85,458	97,506
Other non-operating income	0	42,549
Financial income/(expense)
Interest income	3,062	4,308
Interest expense	(38,858)	(39,348)
Gains on derivative instruments	15,366	10,704
Other financial items, net	(1,452)	(807)
Net financial expense	(21,882)	(25,143)
Income before income taxes and non-controlling interests	63,576	114,912
Income taxes, net	(286)	(134)
Net income	63,290	114,778
Net income attributable to non-controlling interests	(649)	(943)
Net income attributable to the Owners of Cool Company Ltd.	$ 62,641	$ 113,835
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic earnings/(loss) per share (in dollars per share)	$ 1.17	$ 2.12
Diluted earnings/(loss) per share (in dollars per share)	$ 1.17	$ 2.12
Time and voyage charter revenues
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	$ 155,111	$ 173,239
Vessel and other management fee revenues
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	7,402	7,133
Amortization of intangible assets and liabilities arising from charter agreements, net
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating revenues	$ 8,984	$ 8,593